As filed with the Securities and Exchange Commission on November 9, 2000.

                                                        1933 Act Registration No. 333-43272

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SECURITIES AND EXCHANGE COMMISSION
Washington D. C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

{ } Pre-Effective Amendment No. _____

{ X } Post-Effective Amendment No. 1

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THE ROYCE FUND

Telephone Number: (212) 355-7311

1414 Avenue of the Americas, New York, N. Y. 10019

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Charles M. Royce, President
The Royce Fund
1414 Avenue of the Americas
New York, N. Y. 10019

(Agent for Service)

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Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest. Accordingly, no fee is payable herewith because of reliance upon Rule 24f-2. The Rule 24f-2 Notice for the fiscal year ended December 31, 1999 was filed on March 16, 2000.

Page 1 of 11 pages
The Exhibit Index is located on page 6

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PART A

Part A of pre-effective amendment no. 1 to The Royce Fund registration statement (File No. 333-43272) filed on Form N-14 under the Securities Act of 1933, as amended, on September 11, 2000 is incorporated herein by reference.

PART A

Part B of pre-effective amendment no. 1 to The Royce Fund registration statement (File No. 333-43272) filed on Form N-14 under the Securities Act of 1933, as amended, on September 11, 2000 is incorporated herein by reference.

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PART C -- OTHER INFORMATION

Item 15. Indemnification

     (a) Article XI of the Declaration of Trust of the Registrant provides as follows:

"ARTICLE XI
LIMITATION OF LIABILITY AND INDEMNIFICATION

LIMITATION OF LIABILITY

               Section l. Provided they have exercised reasonable care and have acted under the belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of any other Trustee or any officer, employee, agent or Investment Adviser, Principal Underwriter, transfer agent, custodian or other independent contractor of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office.

           Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

     INDEMNIFICATION

           Section 2.

           (a)     Subject to the exceptions and limitations contained in Section 2(b) below:

                    (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

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                               (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b)      No indemnification shall be provided hereunder to a Covered Person:

                    (i) Who shall, in respect of the matter or matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                    (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A) By the court or other body approving the settlement;

                           (B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not

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entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

                     (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates, Inc. provides as follows:

           "8.     Protection of the Adviser. The Adviser shall not be liable to the Trust or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

            Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

                         (c) Paragraph 9 of the Distribution Agreement made October 31, 1985 by and between the Registrant and Royce & Associates, Inc. provides as follows:

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           "9.     Protection of the Distributor. The Distributor shall not be liable to the Trust or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

          Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

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Item 16.      Exhibits:

The Exhibits required by Item (1) through (4), (5), (7), (8), (10), (13), (16) and (17), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement on Form N-1A (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34 and 35 thereto and with Registrant's Registration Statement (No. 333-43272), and are incorporated by reference herein.

(12) Opinion and Consent of Counsel as to tax matters and consequences to shareholders.

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Item 17.     Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th of November, 2000.

                                                             THE ROYCE FUND

                                                             By:  /s/ Charles M. Royce
                                                                  Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President, Treasurer and Trustee (Principal Executive, Financial and Accounting Officer)	11/9/2000
/s/ Donald R. Dwight Donald R. Dwight	Trustee	11/9/2000
/s/ Hubert L. Cafritz Hubert L. Cafritz	Trustee	11/9/2000
/s/ Richard M. Galkin Richard M. Galkin	Trustee	11/9/2000
/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	11/9/2000
/s/ William L. Koke William L. Koke	Trustee	11/9/2000
/s/ David L. Meister David L. Meister	Trustee	11/9/2000

NOTICE

     A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.